Consolidated and combined statements of change in stockholders' equity - MXN ($)	Total	Common stock [Member]	Net Parent Investment [Member]	Additional paid-in capital [Member]	Accumulated Deficit [Member]	Other Comprehensive Income - Revaluation of Property, Construction in Process and Equipment Net of Deferred Income Tax [Member]	Other Comprehensive Income - Remeasurement of Net Defined Benefit Liability Net of Deferred Income Tax [Member]	Other Comprehensive Income - Cumulative translation adjustment [Member]
Balances at Dec. 31, 2021	$ 4,248,763,603	$ 0	$ 1,200,956,836	$ 0	$ (1,483,215,056)	$ 4,530,783,361	$ 238,462	$ 0
Changes in stockholders' equity
Reimbursements of net parent investment	(298,773,702)	0	(298,773,702)	0	0	0	0	0
Contributions to net parent investment	428,378	0	428,378	0	0	0	0	0
Profit (Loss) for the period	244,377,300	0	0	0	244,377,300	0	0	0
Other comprehensive income (loss) for the period	4,204,539,406	0	0	0	0	4,206,327,542	(1,788,136)	0
Balances at Dec. 31, 2022	8,399,334,985	0	902,611,512	0	(1,238,837,756)	8,737,110,903	(1,549,674)	0
Changes in stockholders' equity
Reimbursements of net parent investment	0
Contributions to net parent investment	0
Profit (Loss) for the period	57,792,921	0	0	0	57,792,921	0	0	0
Other comprehensive income (loss) for the period	(622,900,423)	0	0	0	0	(622,987,642)	87,219	0
Balances at Dec. 31, 2023	7,834,227,483	0	902,611,512	0	(1,181,044,835)	8,114,123,261	(1,462,455)	0
Changes in stockholders' equity
Impact of capital restructuring	2,240,280	925,795,890	(902,611,512)	0	(20,944,098)	0	0	0
Impact of business combination	713,581,752	0	0	713,581,752	0	0	0	0
Effect on share repurchase program	(4,636,061)	0	0	(4,636,061)	0	0	0	0
Profit (Loss) for the period	(3,567,965,578)	0	0	0	(3,567,965,578)	0	0	0
Other comprehensive income (loss) for the period	229,134,674	0	0	0	0	234,366,712	11,610	(5,243,648)
Balances at Dec. 31, 2024	$ 5,206,582,550	$ 925,795,890	$ 0	$ 708,945,691	$ (4,769,954,511)	$ 8,348,489,973	$ (1,450,845)	$ (5,243,648)